AB Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 52.2%
Information Technology – 14.9%
Electronic Equipment, Instruments & Components – 0.4%
CDW Corp./DE	29,202	$5,529,691

IT Services – 2.4%
FleetCor Technologies, Inc.(a)	14,746	3,054,339
Genpact Ltd.	128,006	6,178,850
PayPal Holdings, Inc.(a)	33,450	6,184,570
Visa, Inc. - Class A	87,097	16,876,786

		32,294,545

Semiconductors & Semiconductor Equipment – 3.1%
Analog Devices, Inc.	22,273	4,014,708
KLA Corp.	11,064	4,515,550
NVIDIA Corp.	43,871	14,335,288
NXP Semiconductors NV	38,929	8,695,182
QUALCOMM, Inc.	57,056	10,302,031

		41,862,759

Software – 6.2%
Adobe, Inc.(a)	13,667	9,154,840
Citrix Systems, Inc.	48,429	3,895,145
Microsoft Corp.	173,309	57,294,222
NortonLifeLock, Inc.	298,673	7,422,024
Oracle Corp.	72,572	6,585,183

		84,351,414

Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.	193,121	31,922,901
Western Digital Corp.(a)	99,310	5,744,091

		37,666,992

		201,705,401

Consumer Discretionary – 7.0%
Auto Components – 0.3%
Goodyear Tire & Rubber Co. (The)(a)	195,087	3,923,200

Automobiles – 0.4%
Stellantis NV(b)	301,693	5,168,001

Diversified Consumer Services – 0.1%
Chegg, Inc.(a)	48,823	1,359,720

Internet & Direct Marketing Retail – 2.7%
Amazon.com, Inc.(a)	7,905	27,723,388
eBay, Inc.	80,591	5,436,669
Etsy, Inc.(a)	12,983	3,564,872

		36,724,929

Specialty Retail – 2.3%
AutoZone, Inc.(a)	4,325	7,858,828
Home Depot, Inc. (The)	47,510	19,032,981
TJX Cos., Inc. (The)	68,485	4,752,859

		31,644,668

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 1.2%
Deckers Outdoor Corp.(a)	8,852	$3,588,601
NIKE, Inc. - Class B	70,950	12,007,578

		15,596,179

		94,416,697

Health Care – 6.7%
Biotechnology – 0.8%
Regeneron Pharmaceuticals, Inc.(a)	7,169	4,563,283
Vertex Pharmaceuticals, Inc.(a)	31,607	5,908,613

		10,471,896

Health Care Equipment & Supplies – 1.9%
Align Technology, Inc.(a)	7,523	4,600,540
Edwards Lifesciences Corp.(a)	53,689	5,761,367
Medtronic PLC	100,403	10,713,000
Zimmer Biomet Holdings, Inc.	39,552	4,730,419

		25,805,326

Health Care Providers & Services – 2.2%
Anthem, Inc.	20,957	8,513,362
UnitedHealth Group, Inc.	49,383	21,936,916

		30,450,278

Pharmaceuticals – 1.8%
Johnson & Johnson	28,836	4,496,397
Roche Holding AG (Sponsored ADR)	228,883	11,164,913
Zoetis, Inc.	38,440	8,535,218

		24,196,528

		90,924,028

Communication Services – 6.6%
Diversified Telecommunication Services – 0.8%
Comcast Corp. - Class A	227,440	11,367,451

Entertainment – 0.7%
Electronic Arts, Inc.	27,009	3,355,058
Take-Two Interactive Software, Inc.(a)	34,674	5,751,723

		9,106,781

Interactive Media & Services – 4.6%
Alphabet, Inc. - Class C(a)	13,940	39,715,618
Meta Platforms, Inc. - Class A(a)	70,829	22,981,177

		62,696,795

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc.(a)	60,331	6,564,616

		89,735,643

Financials – 5.2%
Banks – 3.0%
Bank of America Corp.	330,862	14,713,433
Citigroup, Inc.	110,417	7,033,563
PNC Financial Services Group, Inc. (The)	29,673	5,845,581
Wells Fargo & Co.	256,869	12,273,201

		39,865,778

Company	Shares	U.S. $ Value

Capital Markets – 1.8%
CME Group, Inc. - Class A	20,939	$4,617,468
Goldman Sachs Group, Inc. (The)	38,452	14,649,828
LPL Financial Holdings, Inc.	35,169	5,542,986

		24,810,282

Insurance – 0.4%
Progressive Corp. (The)	54,283	5,045,062

		69,721,122

Industrials – 4.7%
Aerospace & Defense – 0.6%
Raytheon Technologies Corp.	96,914	7,842,281

Construction & Engineering – 0.5%
AECOM(a)	100,298	6,914,544

Electrical Equipment – 1.2%
Eaton Corp. PLC	57,380	9,299,003
Regal Rexnord Corp.	44,230	6,992,763

		16,291,766

Machinery – 0.4%
Oshkosh Corp.	43,016	4,628,522

Professional Services – 0.7%
Booz Allen Hamilton Holding Corp.	47,714	4,005,113
Robert Half International, Inc.	52,999	5,891,899

		9,897,012

Road & Rail – 1.3%
CSX Corp.	292,370	10,133,544
Knight-Swift Transportation Holdings, Inc.	128,405	7,351,186

		17,484,730

		63,058,855

Consumer Staples – 2.8%
Beverages – 0.9%
Coca-Cola Co. (The)	156,292	8,197,515
Constellation Brands, Inc. - Class A	18,406	4,147,424

		12,344,939

Food & Staples Retailing – 1.2%
Costco Wholesale Corp.	11,226	6,055,080
Walmart, Inc.	74,003	10,407,042

		16,462,122

Household Products – 0.7%
Procter & Gamble Co. (The)	58,626	8,476,147

		37,283,208

Real Estate – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.5%
American Campus Communities, Inc.	76,891	3,978,341

Company	Shares	U.S. $ Value

American Tower Corp.	17,275	$4,534,342
Mid-America Apartment Communities, Inc.	27,012	5,571,225
Prologis, Inc.	39,779	5,996,684

		20,080,592

Utilities – 1.2%
Electric Utilities – 1.2%
American Electric Power Co., Inc.	84,421	6,842,322
NextEra Energy, Inc.	114,640	9,948,459

		16,790,781

Energy – 1.0%
Oil, Gas & Consumable Fuels – 1.0%
Chevron Corp.	63,676	7,187,110
EOG Resources, Inc.	79,429	6,910,323

		14,097,433

Materials – 0.6%
Chemicals – 0.6%
Linde PLC	26,557	8,448,844

Total Common Stocks (cost $426,478,700)		706,262,604

INVESTMENT COMPANIES – 47.7%
Funds and Investment Trusts – 47.7%(c) (d)
AB Discovery Growth Fund, Inc. - Class Z	2,491,592	42,107,909
AB Trust – AB Discovery Value Fund - Class Z	1,669,319	43,268,738
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	2,038,673	31,538,275
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	30,508,935	413,090,984
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	6,099,181	79,228,361
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	1,078,086	35,005,443

Total Investment Companies (cost $559,890,668)		644,239,710

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $986,369,368)		1,350,502,314

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $2,125,566)	2,125,566	2,125,566

Total Investments – 100.1% (cost $988,494,934)(f)		1,352,627,880
Other assets less liabilities – (0.1)%		(1,098,477)

Net Assets – 100.0%		$1,351,529,403

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of November 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $377,106,326 and gross unrealized depreciation of investments was $(12,973,380), resulting in net unrealized appreciation of $364,132,946.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Wealth Appreciation Strategy

November 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$706,262,604	$—	$—	$706,262,604
Investment Companies	644,239,710	—	—	644,239,710
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,125,566	—	—	2,125,566

Total Investments in Securities	1,352,627,880	—	—	1,352,627,880
Other Financial Instruments(b)	—	—	—	—

Total	$1,352,627,880	$—	$—	$1,352,627,880

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2021 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 11/30/2021 (000)	Dividend Income (000)		Realized Gains (000)
AB Discovery Growth Fund, Inc.	$46,132	$0	$3,639	$788	$(1,173)	$42,108	$0		$0
AB Trust - AB Discovery Value Fund Inc.	45,559	0	2,021	310	(579)	43,269	0		0
Bernstein Fund, Inc. - International Small Cap Portfolio	84,230	0	0	0	(5,002)	79,228	0		0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	438,133	0	5,220	652	(20,474)	413,091	0		0
Bernstein Fund, Inc. - Small Cap Core Portfolio	33,157	0	1,367	328	(580)	31,538	0		0
Government Money Market Portfolio	178	33,740	33,918	0	0	0	0	**	0
Government Money Market Portfolio*	0	5,483	3,357	0	0	2,126	0	**	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	37,313	0	0	0	(2,308)	35,005	0		0
Total	$684,702	$39,223	$49,522	$2,078	$(30,116)	$646,365	$0	**	$0

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.